Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Jan. 26, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
C000007067
Account Value [Line Items]
Account Value	$ 63,164	$ 62,490	$ 60,582	$ 61,446		$ 60,065	$ 58,957	$ 58,835	$ 58,358	$ 57,891	$ 57,687	$ 58,124	$ 60,407	$ 62,145	$ 62,282	$ 61,916	$ 60,992	$ 61,403	$ 60,768	$ 59,837	$ 60,406	$ 58,689	$ 58,913	$ 57,439	$ 55,818	$ 54,497	$ 54,645	$ 54,323	$ 53,719	$ 53,914	$ 54,429	$ 53,797	$ 52,486	$ 51,239	$ 53,978	$ 53,136	$ 52,606	$ 51,507	$ 50,800	$ 50,345	$ 50,577	$ 50,000
C000007066
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,527	12,396	12,020	12,194		11,922	11,705	11,683	11,590	11,500	11,462	11,551	12,007	12,355	12,385	12,314	12,133	12,217	12,093	11,910	12,026	11,686	11,733	11,442	11,121	10,860	10,891	10,829	10,711	10,753	10,858	10,735	10,476	10,229	10,779	10,614	10,511	10,293	10,154	10,065	10,113	10,000
C000007069
Account Value [Line Items]
Account Value	$ 66,612	65,656	63,412	64,269		62,482	61,019	60,978	60,187	59,789	59,411	60,609	64,217	66,293	66,261	65,771	64,255	64,804	63,837	62,624	63,861	61,459	61,749	59,791	57,396	56,063	56,295	56,098	55,202	55,620	55,801	54,928	53,291	51,823	55,526	54,320	53,247	52,058	51,088	50,534	50,781	50,000
C000007068
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,211	13,024	12,581	12,754		12,402	12,114	12,108	11,954	11,877	11,804	12,045	12,764	13,180	13,176	13,081	12,782	12,894	12,704	12,465	12,714	12,238	12,298	11,911	11,436	11,172	11,220	11,183	11,007	11,093	11,132	10,960	10,636	10,346	11,089	10,851	10,639	10,403	10,211	10,103	10,154	10,000
C000247741
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value Net Asset Value
Account Value	$ 10,318				$ 10,000
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Account Value [Line Items]
Account Value	$ 60,751	60,361	58,245	59,745		58,733	57,634	57,553	57,274	56,779	56,878	56,763	58,778	60,594	60,973	60,548	59,888	60,546	60,091	59,255	59,230	57,711	57,944	56,656	55,267	53,811	53,854	53,455	52,864	53,099	53,976	53,448	52,142	50,829	53,448	52,729	52,503	51,425	50,707	50,261	50,488	50,000
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal CA Intermediate Bond Index
Account Value	$ 12,150	12,072	11,649	11,949		11,747	11,527	11,511	11,455	11,356	11,376	11,353	11,756	12,119	12,195	12,110	11,978	12,109	12,018	11,851	11,846	11,542	11,589	11,331	11,053	10,762	10,771	10,691	10,573	10,620	10,795	10,690	10,428	10,166	10,690	10,546	10,501	10,285	10,141	10,052	10,098	10,000
NACC2 Index: Bloomberg CA Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,496	62,729	60,807	61,860		60,674	59,383	59,248	58,621	58,221	58,178	58,731	61,529	63,477	63,561	63,086	61,990	62,575	61,812	60,824	61,620	59,590	59,796	58,156	56,143	54,900	55,133	54,815	54,063	54,300	54,671	54,042	52,683	51,367	54,389	53,428	52,698	51,652	50,912	50,433	50,675	50,000
NACC2 Index: Bloomberg CA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg CA Municipal Bond Index
Account Value	$ 12,699	12,546	12,161	12,372		12,135	11,877	11,850	11,724	11,644	11,636	11,746	12,306	12,695	12,712	12,617	12,398	12,515	12,362	12,165	12,324	11,918	11,959	11,631	11,229	10,980	11,027	10,963	10,813	10,860	10,934	10,809	10,537	10,273	10,878	10,686	10,540	10,330	10,182	10,087	10,135	10,000
NACC2 Index: S&P California AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P California AMT-Free Municipal Bond Index
Account Value	$ 10,322				10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,714	62,937	60,946	61,894		60,720	59,325	59,359	58,713	58,227	58,330	59,070	61,866	63,733	63,841	63,376	62,277	62,501	61,745	60,510	61,625	59,585	59,809	58,195	56,299	54,921	55,013	54,692	54,067	54,308	54,745	54,090	52,747	51,436	54,266	53,312	52,613	51,549	50,774	50,356	50,615	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,587	12,189	12,379		12,144	11,865	11,872	11,743	11,645	11,666	11,814	12,373	12,747	12,768	12,675	12,455	12,500	12,349	12,102	12,325	11,917	11,962	11,639	11,260	10,984	11,003	10,938	10,813	10,862	10,949	10,818	10,549	10,287	10,853	10,662	10,523	10,310	10,155	10,071	10,123	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 63,714	62,937	60,946	61,894		60,720	59,325	59,359	58,713	58,227	58,330	59,070	61,866	63,733	63,841	63,376	62,277	62,501	61,745	60,510	61,625	59,585	59,809	58,195	56,299	54,921	55,013	54,692	54,067	54,308	54,745	54,090	52,747	51,436	54,266	53,312	52,613	51,549	50,774	50,356	50,615	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,587	$ 12,189	$ 12,379		$ 12,144	$ 11,865	$ 11,872	$ 11,743	$ 11,645	$ 11,666	$ 11,814	$ 12,373	$ 12,747	$ 12,768	$ 12,675	$ 12,455	$ 12,500	$ 12,349	$ 12,102	$ 12,325	$ 11,917	$ 11,962	$ 11,639	$ 11,260	$ 10,984	$ 11,003	$ 10,938	$ 10,813	$ 10,862	$ 10,949	$ 10,818	$ 10,549	$ 10,287	$ 10,853	$ 10,662	$ 10,523	$ 10,310	$ 10,155	$ 10,071	$ 10,123	$ 10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,369				$ 10,000